Nature of Operations and Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of Operations and Going Concern [Abstract]
Accumulated deficit totaling	$ (80,351,783)	$ (69,328,021)
Operating activities	8,100,000
Cash	977,764
Amount of sale of shares and warrants	16,500,000
Net proceeds	$ 3,500,000
Percentage of reduction of personnel	65.00%